UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, New York  10012

13F File Number:  028-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
Title:     General Counsel
Phone:     212-466-2331

Signature, Place, and Date of Signing:

 /s/   Marc Baum     New York, New York     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $483,939 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104     6314   200000 SH       SOLE                   200000        0        0
COLONY FINL INC                COM              19624R106     1638   100000 SH       SOLE                   100000        0        0
DIRECTV                        COM CL A         25490A101    17269   350000 SH  PUT  SOLE                   350000        0        0
DYNEGY INC DEL                 COM              26817G300     1680  3000000 SH       SOLE                  3000000        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    33402   925000 SH       SOLE                   925000        0        0
FORTRESS INVESTMENT GROUP LL   CL A             34958B106    24030  6750000 SH       SOLE                  6750000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    53388  3600000 SH       SOLE                  3600000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    17796  1200000 SH  CALL SOLE                  1200000        0        0
MCMORAN EXPLORATION CO         COM              582411104     7490   700000 SH  CALL SOLE                   700000        0        0
MICROSOFT CORP                 COM              594918104    32255  1000000 SH  CALL SOLE                  1000000        0        0
MICROSOFT CORP                 COM              594918104     6451   200000 SH       SOLE                   200000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     4520   500000 SH       SOLE                   500000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    20609   550000 SH       SOLE                   550000        0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    12992  1400000 SH       SOLE                  1400000        0        0
PHH CORP                       NOTE 6.000% 6/1  693320AQ6     4412  3000000 SH       SOLE                  3000000        0        0
ROCK-TENN CO                   CL A             772739207    27869   412500 SH       SOLE                   412500        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     4860  3600000 SH       SOLE                  3600000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   174605  1240000 SH  PUT  SOLE                  1240000        0        0
UNITED STATES STL CORP NEW     COM              912909108    20559   700000 SH  PUT  SOLE                   700000        0        0
VISA INC                       COM CL A         92826C839    11800   100000 SH  CALL SOLE                   100000        0        0